Schedule V-Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in valuation and qualifying accounts
Balance at Beginning of Year	$ 512	$ 662	$ 500
Charged to Costs and Expenses	0	(150)	162
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Year	512	512	662
Valuation allowance for deferred tax assets
Movement in valuation and qualifying accounts
Balance at Beginning of Year		160	145
Charged to Costs and Expenses		(160)	15
Charged to Other Accounts		0	0
Deductions		0	0
Balance at End of Year		0	160
Valuation allowance for mortgage loans on real estate
Movement in valuation and qualifying accounts
Balance at Beginning of Year	512	502	355
Charged to Costs and Expenses	0	10	147
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Year	$ 512	$ 512	$ 502